Investments Investments	12 Months Ended
Jul. 01, 2016
Available-for-sale Securities [Abstract]
Investments
Investments
The following tables summarize, by major type, the fair value and cost basis of the Company’s investments classified as available-for-sale:

	July 1, 2016
	Cost Basis	Unrealized Gains (Losses)	Fair Value
	(in millions)
Available-for-sale securities:
U.S. Treasury securities	$2	$—	$2
U.S. Government agency securities	10	—	10
Certificates of deposit	202	—	202
International government securities	1	—	1
Corporate notes and bonds	96	1	97
Asset-backed securities	22	—	22
Municipal notes and bonds	12	—	12
Total	$345	$1	$346

	July 3, 2015
	Cost Basis	Unrealized Gains (Losses)	Fair Value
	(in millions)
Available-for-sale securities:
U.S. Treasury securities	$287	$—	$287
U.S. Government agency securities	95	—	95
Commercial paper	109	—	109
Certificates of deposit	99	—	99
Total	$590	$—	$590

The fair value of the Company’s investments classified as available-for-sale securities at July 1, 2016, by remaining contractual maturity, were as follows:

	Cost Basis	Fair Value
	(in millions)
Due in less than one year (short-term investments)	$226	$227
Due in one to five years (included in other non-current assets)	119	119
Total	$345	$346

The Company determined no available-for-sale securities were other-than-temporarily impaired in 2016, 2015 or 2014. For more information on the Company’s available-for-sale securities, see Note 11 to the consolidated financial statements.
In November 2015, the Company entered into an agreement to form a joint venture with Unis to market and sell the Company’s current data center storage systems in China and to develop data storage systems for the Chinese market in the future. A business plan for the joint venture has been completed, and the Company expects that the joint venture will be operational during calendar year 2016. The joint venture is 49% owned by the Company and 51% owned by Unis and its subsidiary, Unissoft (Wuxi) Group Co. Ltd. The Company accounts for its investment in the joint venture under the equity method of accounting. The investment is recorded within other non-current assets in the consolidated balance sheet and is not material to the consolidated financial statements as of July 1, 2016.